             [GRAPHIC]                            125 Broad Street
                                              New York, NY 10004-2498
     TELEPHONE: 1-212-558-4000
     FACSIMILE: 1-212-558-3588                   -----------------

          WWW.SULLCROM.COM           LOS ANGELES . PALO ALTO . WASHINGTON, D.C.

                                             FRANKFURT . LONDON . PARIS

                                            BEIJING . HONG KONG . TOKYO

                                                 MELBOURNE . SYDNEY

                                                                  July 14, 2006


Securities and Exchange Commission,
   100 F Street, N.E.,
       Washington, D.C. 20549.

          Re: Tri-Continental Corporation

Ladies and Gentlemen:

   On behalf of Tri-Continental Corporation (the "Company"), we are pleased to file a preliminary proxy statement and forms of proxy (the "Proxy Materials") relating to the Company's upcoming special meeting of stockholders to be held on September 28, 2006.

   The Company hopes to finalize the Proxy Materials and begin the printing and mailing process by July 27, 2006.

   Please do not hesitate to contact either the undersigned at (212) 558-7383 or Donald R. Crawshaw at (212) 558-4016 with any questions that you may have.

                                                  Sincerely,


                                                  /s/ Nikola Uzelac
                                                  ------------------------------
                                                  Nikola Uzelac

(Attachment)

cc: Frank J. Nasta
    (Tri-Continental Corporation)

    Donald R. Crawshaw
    (Sullivan & Cromwell LLP)

Securities and Exchange Commission